8. Income Taxes (Details Narrative) - CAD	3 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Income Taxes Details Narrative
Non-capital loss carryforwards	CAD 950,000	CAD 913,000	CAD 706,000
Operating loss carryforward, expiry period	Between 2029 and 2036